Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

The table below reflects all notes payable at March 31, 2013 and December 31, 2012, respectively, with the exception of related party notes disclosed in Note 8 - Notes Payable - Related Parties.

	March 31,	December 31,
	2013	2012
Bank Loan, due April 30, 2014	$47,211	$60,986
Authority Loan No. 1, due September 1, 2015	741,787	741,788
Authority Loan No. 2, due August 1, 2018	750,000	750,000
Notes payable to advisor, due March 16, 2013	-	131,500
Note payable to advisor, due July 1, 2013	-	300,000
Note payable due August 6, 2013	-	107,518
Note payable to advisor, due February 8, 2013	-	38,000
Note payable due June 1, 2013	50,000	50,000
Total notes payable	1,588,998	2,179,792
Less current portion	(186,076)	(670,527)
Long-term portion of notes payable	$1,402,922	$1,509,265

The table below reflects all notes payable at December 31, 2012 and December 31, 2011, respectively, with the exception of the Note 8 - Notes Payable - Related Parties.

	December 31, 2012	December 31, 2011
Bank Loan, due April 30, 2014	$60,986	$98,122
Authority Loan No. 1, due September 1, 2015	741,788	956,071
Authority Loan No. 2, due August 1, 2018	750,000	750,000
Notes payable to advisor, Alpharion, due March 16, 2013	131,500	172,500
Note payable to advisor, Alpharion, due July 1, 2013	300,000	300,000
Note payable due August 6, 2013	107,518	-
Note payable to advisor, Alpharion, due February 8, 2013	38,000	-
Note payable, due June 1, 2013	50,000	-
Total Notes Payable	2,179,792	2,276,693
Less current portion	(670,527)	(747,778)
Long-term portion of notes payable	$1,509,265	$1,528,915

Schedule of Maturities of Long-term Debt [Table Text Block]

Future minimum principal payments of these notes payable with the exception of the related party notes in Note 8 - Notes Payable - Related Parties, as described in this Note 7 are as follows:

For the Twelve-Month Period Ended March 31,	Amount
2014	$186,076
2015	386,669
2016	571,630
2017	151,899
2018	162,880
Thereafter	129,844
Total	$1,588,998

Future minimum principal payments of these notes payable with the exception of the related party notes in Note 8 - Notes Payable -

Related Parties, as described in this Note 7 are as follows:

For the Twelve-Month Period Ended December 31,	Amount
2013	$670,527
2014	394,871
2015	633,423
2016	149,272
2017	160,063
thereafter	171,636

Total	$2,179,792